Filed Pursuant to Rule 497(c)
 Securities Act File No. 333-206240
Investment Company Act No. 811-23084

SERIES PORTFOLIOS TRUST

On behalf of Series Portfolios Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated May 30, 2018 for the Equable Shares Small Cap Fund (Series 1) and Equable Shares Small Cap Fund (Series 2) (the “Funds”), which was filed pursuant to Rule 497(c) on June 1, 2018 (Accession number 0000894189-18-003187).  The purpose of this filing is to submit the 497(c) filing dated June 1, 2018, in XBRL for the Funds.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE